Asset purchase - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Jan. 26, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares
Asset Acquisition [Line Items]
Common stock, value, issued				$ 55,000	$ 2,000		$ 1,000
Common stock, par or stated value per share | $ / shares				$ 0.001	$ 0.001		$ 0.001
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Asset Acquisition [Line Items]
Payments to acquire productive assets		$ 1,200,000	$ 1,217,655
Common stock, value, issued			$ 6,801	$ 6,807		$ 4,529
Proportion of fee payment to the investment bank	25
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | License and Maintenance [Member]
Asset Acquisition [Line Items]
Payments for other fees	$ 105,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | License and Maintenance [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Payments for other fees	1,250,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | License and Maintenance [Member] | Minimum [Member]
Asset Acquisition [Line Items]
Payments for other fees	187,500
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura Biopharma [Member]
Asset Acquisition [Line Items]
Payments to acquire productive assets	1,200,000
Asset acquisition, consideration transferred, equity interest issued and issuable	$ 22,700,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura [Member] | Common Stock [Member]
Asset Acquisition [Line Items]
Common stock, par or stated value per share | $ / shares	$ 0.66
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura [Member] | Series B Preferred Stock [Member]
Asset Acquisition [Line Items]
Shares issued, price per share | $ / shares	0.66
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Common stock, par or stated value per share | $ / shares	550,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Asset Acquisition [Line Items]
Common stock, par or stated value per share | $ / shares	$ 500,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Tuhura [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Asset Acquisition [Line Items]
Common stock, value, issued	$ 15,000,000
Shares issued, price per share | $ / shares	$ 0.66